Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 1,480	$ 60	$ 133
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	$ (31)	$ (41)	$ 116
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Percent	(0.70%)	(23.90%)	30.50%
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount		$ (8)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent		(4.70%)
Total Income Tax Expense (Benefit)	$ 1,449	$ 11	$ 249
Effective Income Tax Rate Reconciliation, Percent	34.30%	6.40%	65.50%